Voya VACS Series CB Fund Expense Example - Class A I and R6 [Member] - Voya VACS Series CB Fund - No Class	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	$ 538